Fair values - Summary of Carrying Amounts And Fair Value of The Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Non convertible debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	₨ 71,629	$ 871	₨ 84,262
Fair value	64,303	782		$ 82,622
Term loan from bank | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	112,353	207	63,819
Fair value	106,283	1,293	58,928
Term Loan From Financial Institutions | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	184,549	2,245	109,769
Fair value	172,220	2,095	112,382
Compulsorily Convertible Debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	16,999	207	1,213
Fair value	16,999	207	1,213
Senior Secured Notes | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	102,353	1,245	170,712
Fair value	87,707	1,067	164,617
Interest accrued but not due on borrowings | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	2,017	25	1,821
Fair value	2,017	25	1,821
Interest accrued but not due on debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	1,195	15	2,037
Fair value	1,195	15	2,037
Capital creditors | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	33,480	407	11,036
Fair value	33,480	407	11,036
Purchase consideration payable | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	1,681	20	88
Fair value	1,681	20	88
Cash settled shared based payment liability | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value			36
Fair value			36
Other payables | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value			7
Fair value			7
Provision for operation and maintenance equalisation | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	2,033	25	2,652
Fair value	2,033	25	2,652
Interest-bearing loans and borrowings - short term | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	42,522	517	14,485
Fair value	42,522	517	14,485
Trade payables | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	6,118	74	5,609
Fair value	6,118	74	5,609
Liability for Put Options with Non-controlling Interests
Financial liabilities
Carrying value	5,409		9,546
Liability for Put Options with Non-controlling Interests | Financial liabilities at fair value
Financial liabilities
Carrying value	5,409	66	9,546
Fair value	5,409	66	9,546
Derivative instruments - share warrants | Financial liabilities at FVTPL
Financial liabilities
Carrying value	1,309	16	2,486
Fair value	1,309	16	2,486
Derivative instruments - hedge instruments | Financial liabilities designated as a hedge instrument at fair value
Financial liabilities
Carrying value	866	11	1,723
Fair value	866	11	1,723
Security Deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	355	4	231
Fair value	355	4	231
Bank deposits with remaining maturity for more than twelve months | Financial assets measured at amortised cost
Financial assets
Carrying value	1,003	12	1,318
Fair value	1,003	12	1,318
Trade receivables | Financial assets measured at amortised cost
Financial assets
Carrying value	30,687	373	45,825
Fair value	30,687	373	45,825
Cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	38,182	465	28,379
Fair value	38,182	465	28,379
Bank balances other than cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	37,837	460	50,741
Fair value	37,837	460	50,741
Advances Recoverable | Financial assets measured at amortised cost
Financial assets
Carrying value	700	9	153
Fair value	700	9	153
Interest Accrued On Fixed Deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	555	7	444
Fair value	555	7	444
Interest Accrued on Loan to Third Party | Financial assets measured at amortised cost
Financial assets
Carrying value			40
Fair value			40
Government grant receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	353	4	783
Fair value	353	4	783
Deferred Consideration Receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	2,409	29	2,547
Fair value	2,409	29	2,547
Loans To Related Parties | Financial assets measured at amortised cost
Financial assets
Carrying value	55	1
Fair value	55	1
Loans and Advances to Third Party | Financial assets measured at amortised cost
Financial assets
Carrying value			556
Fair value			556
Other current financial assets | Financial assets measured at amortised cost
Financial assets
Carrying value	975	12	148
Fair value	975	12	148
Investments | Financial assets measured at fair value
Financial assets
Carrying value	926	11
Fair value	926	11
Derivative instruments - hedge instruments | Financial assets designated as a hedge instrument at fair value
Financial assets
Carrying value	6,336	77	3,593
Fair value	₨ 6,336	$ 77	₨ 3,593